SHARE CAPITAL (Narrative) (Details)	1 Months Ended		12 Months Ended
	Sep. 18, 2023 USD ($) $ / shares shares	Jul. 27, 2022 USD ($)	Aug. 31, 2024 USD ($) Share $ / shares shares	Aug. 31, 2023 USD ($) Share $ / shares shares	Aug. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares			102,480,148	100,258,030	98,952,372
Proceeds from issuance of equity			$ 2,500,000	$ 1,975,000
Payments for share issue costs			$ 139,000	$ 448,000
Weighted average share price | $ / shares			$ 2.31
Number of share options granted in share-based payment arrangement | Share			589,950	1,358,000
Number of share options forfeited in share-based payment arrangement | Share			(937,000)	(170,167)
Stock options compensation expense			$ 980,000	$ 1,760,000
Deferred share units director fees			183,000	178,000
Deferred share units, recovery of share-based compensation			$ 34,000	143,000
Deferred share units issued and outstanding | shares			861,568
Aggregate restricted share units expense			$ 405,000	496,000
Restricted share units expense			381,000	476,000
Restricted share units expense capitalized			$ 23,000	$ 20,000
Restricted share units settled | shares			297,099
Restricted share units issued | shares			533,327
Restricted share units vested | shares			0
Further Share Purchase Options Issued [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement | Share				200,000
Description of vesting requirements for share-based payment arrangement				A further 200,000 share purchase options were issued with 50,000 vesting September 8, 2023 and 150,000 vesting when certain performance conditions are met.
Number of options vested | shares				50,000
Share options vesting performance conditions | shares				150,000
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares				1,089,503
Equity issuance, price per share | $ / shares				$ 1.81
Gross proceeds from issuing shares				$ 1,975,000
Proceeds from issuance of equity				1,527,000
Payments for share issue costs				$ 448,000
At-The-Market-Offering-Sales-Agreement [Member] | BMO Nesbit Burns Inc [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from issuing shares		$ 50,000,000
Three Tranches [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement | Share				1,158,000
Number of share options forfeited in share-based payment arrangement | Share				(45,000)
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	2,118,645
Equity issuance, price per share | $ / shares	$ 1.18
Proceeds from issuance of equity	$ 2,500
Proportion of entity interest held by another entity	26.00%
HCI [Member]
Disclosure of classes of share capital [line items]
Equity issuance, price per share | $ / shares			$ 1.18
Proportion of entity interest held by another entity			26.30%
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense			$ 950,000	$ 1,650,000
Capitalized to Mineral Properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense			$ 30,000.00	$ 110,000